UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09375 and 811-09633

Name of Fund: BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master LLC, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2010

Date of reporting period: 12/31/2009

Item 1 – Schedule of Investments

BlackRock Global Financial Services Fund, Inc.

Schedule of Investments December 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Mutual Fund	Value

Global Financial Services Portfolio of Global Financial Services Master LLC	$92,588,634

Total Investments (Cost - $86,773,173) - 100.1%	92,588,634
Liabilities in Excess of Other Assets - (0.1)%	(101,087)

Net Assets - 100.0%	$92,487,547

BlackRock Global Financial Services Fund, Inc. (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Global Financial Services Master LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of December 31, 2009, the value of the investment and the percentage owned by the Fund of the Master LLC was $92,588,634 and 100.0%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Master LLC.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of December 31, 2009, the Fund’s investment in the Master LLC was classified as Level 2.

Global Financial Services Portfolio of Global
Schedule of Investments December 31, 2009 (Unaudited)	Financial Services Master LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia — 6.1%
Australia & New Zealand Banking Group Ltd.	50,600	$1,031,147
Commonwealth Bank of Australia Ltd.	32,400	1,581,826
National Australia Bank Ltd.	42,400	1,034,731
QBE Insurance Group Ltd.	22,700	518,020
Westpac Banking Corp.	65,100	1,470,524

		5,636,248

Bermuda — 1.5%
PartnerRe Ltd.	12,300	918,318
XL Capital Ltd., Class A	25,700	471,081

		1,389,399

Brazil — 1.0%
BM&F Bovespa SA	138,500	974,512

Canada — 5.5%
The Bank of Nova Scotia	65,500	3,082,574
Royal Bank of Canada	37,000	1,995,315

		5,077,889

Egypt — 0.9%
Commercial International Bank	81,850	811,447

Finland — 0.8%
Sampo Oyj	31,400	764,903

France — 5.8%
AXA SA	99,450	2,334,983
BNP Paribas SA	19,600	1,554,632
Unibail - Rodamco	6,700	1,471,854

		5,361,469

Germany — 4.2%
Allianz AG Registered Shares	13,200	1,636,271
Deutsche Euroshop AG	14,900	504,368
Muenchener Rueckversicherungs AG Registered Shares	11,400	1,775,659

		3,916,298

Hong Kong — 0.5%
The Link REIT	185,100	472,323

Indonesia — 1.2%
Bank Rakyat Indonesia Tbk PT	1,337,400	1,074,913

Italy — 3.4%
Assicurazioni Generali SpA	35,300	950,993
Banco Popolare SpA	99,600	746,121
Intesa Sanpaolo SpA	150,200	675,903
Unicredit SpA	221,300	739,973

		3,112,990

Japan — 4.9%
Mitsubishi Estate Co., Ltd.	79,350	1,266,892
Mitsubishi UFJ Financial Group, Inc.	214,400	1,056,089
Nomura Holdings, Inc.	291,900	2,170,765

		4,493,746

Norway — 3.3%
DnB NOR ASA	284,166	3,067,777

Singapore — 1.8%
United Overseas Bank Ltd.	118,800	1,653,667

Common Stocks	Shares	Value

Spain — 5.5%
Banco Bilbao Vizcaya Argentaria SA	110,000	$2,004,751
Banco Santander SA	187,860	3,104,321

		5,109,072

Switzerland — 4.0%
ACE Ltd.	17,700	892,080
Credit Suisse Group AG	26,700	1,322,755
Swiss Reinsurance Co. Registered Shares	11,800	565,275
Zurich Financial Services AG	4,400	961,944

		3,742,054

Thailand — 1.9%
Kasikornbank Pcl	363,200	946,415
Siam Commercial Bank Pcl	298,000	775,390

		1,721,805

United Kingdom — 10.3%
Amlin Plc	128,100	739,662
HSBC Holdings Plc	408,274	4,657,721
Land Securities Group Plc	93,100	1,024,711
Lloyds TSB Group Plc	916,678	737,539
Royal & Sun Alliance Insurance Group	710,200	1,379,760
Standard Chartered Plc	41,094	1,037,453

		9,576,846

United States — 35.9%
Affiliated Managers Group, Inc. (a)	19,800	1,333,530
American Express Co.	22,800	923,856
Arch Capital Group Ltd. (a)	7,100	508,005
BancorpSouth, Inc. (b)	31,400	736,644
Bank of America Corp.	207,168	3,119,950
CME Group, Inc.	5,700	1,914,915
Citigroup, Inc.	385,600	1,276,336
Cullen/Frost Bankers, Inc.	17,600	880,000
Fidelity National Title Group, Inc., Class A	38,300	515,518
Franklin Resources, Inc.	12,300	1,295,805
The Goldman Sachs Group, Inc.	16,800	2,836,512
JPMorgan Chase & Co.	81,375	3,390,896
Lincoln National Corp.	16,300	405,544
The Macerich Co.	16,445	591,181
People’s United Financial, Inc.	35,100	586,170
ProAssurance Corp. (a)	4,400	236,324
Prudential Financial, Inc.	10,024	498,794
Public Storage	11,900	969,255
Simon Property Group, Inc.	23,466	1,872,616
State Street Corp.	17,200	748,888
U.S. Bancorp	76,000	1,710,760
Visa, Inc., Class A	31,700	2,772,482
Wells Fargo & Co.	151,000	4,075,490

		33,199,471

Total Common Stocks – 98.5%		91,156,829

Global Financial Services Portfolio of Global Financial Services Master LLC	December 31, 2009	1

Global Financial Services Portfolio of Global
Schedule of Investments (continued)	Financial Services Master LLC
(Percentages shown are based on Net Assets)

Preferred Stocks	Shares	Value

Bank of America Corp., 10.00% (c)	31,000	$462,520

Total Preferred Stocks – 0.5%		462,520

Warrants

JP Morgan Chase & Co. (Expires 10/28/18)	50,300	670,499

Total Warrants – 0.7%		670,499

Total Long-Term Investments (Cost – $86,471,370) – 99.7%		92,289,848

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11% (d)	22,996	22,996

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.29% (d)(e)(f)	$711	710,500

Total Short-Term Securities (Cost – $733,496) – 0.8%		733,496

Total Investments (Cost – $87,204,866*) – 100.5%		93,023,344
Liabilities in Excess of Other Assets– (0.5)%		(434,710)

Net Assets – 100.0%		$92,588,634

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$91,385,823

Gross unrealized appreciation	$9,078,851
Gross unrealized depreciation	(7,441,330)

Net unrealized appreciation	$1,637,521

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Convertible security.

(d)	Investments in considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$(1,523,320)	$357
BlackRock Liquidity Series, LLC Money Market Series	$(1,419,500)	$542

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, repayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1
Long-Term Investments
Common Stocks:
Bermuda	$918,318
Brazil	974,512
Canada	5,077,889
Cayman Islands	471,081
Switzerland	892,080
Thailand	775,390
United States	33,199,471

42,308,741

Preferred Stocks:
United States	462,520
Warrants:
United States	670,499
Short-Term Securities	22,996

Total Level 1	43,464,756

2	Global Financial Services Portfolio of Global Financial Services Master LLC	December 31, 2009

Schedule of Investments (concluded)	Global Financial Services Portfolio of Global
Financial Services Master LLC

Valuation Inputs	Investments in Securities

Assets

Level 2
Long-Term Investments
Common Stocks:
Australia	$5,636,248
Egypt	811,447
Finland	764,903
France	5,361,469
Germany	3,916,298
Hong Kong	472,323
Indonesia	1,074,913
Italy	3,112,990
Japan	4,493,746
Norway	3,067,777
Singapore	1,653,667
Spain	5,109,072
Switzerland	2,849,974
Thailand	946,415
United Kingdom	9,576,846

48,848,088
Short-Term Securities	710,500

Total Level 2	49,558,588

Level 3	—

Total	$93,023,344

Global Financial Services Portfolio of Global Financial Services Master LLC	December 31, 2009	3

Item 2 –	Controls and Procedures

2(a) –

The registrants' principal executive and principal financial officers or persons performing similar functions have concluded that the registrants' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants' internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants' internal control over financial reporting.

Item 3 –	Exhibits
Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master LLC

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master LLC

Date: February 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master LLC

Date: February 23, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master LLC

Date: February 23, 2010